Income Taxes - Additional Information (Details) $ in Millions	Sep. 30, 2025 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense income	$ 315
WRB Refining LP
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of equity investment	50.00%